Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

		Shares	Value
Common Stocks - 118.6%
Aerospace & Defense - 3.0%
L3Harris Technologies, Inc. (1)		8,067	$1,831,854

Agriculture - 5.5%
Bunge Ltd. (1)		32,684	3,426,591

Banks - 3.0%
Popular, Inc. (1)		25,854	1,887,859

Beverages - 5.3%
The Coca-Cola Co. (1)		24,288	1,544,960
Keurig Dr Pepper, Inc. (1)		45,381	1,754,883
			3,299,843
Building Materials - 4.0%
Carrier Global Corp. (1)		55,485	2,459,095

Chemicals - 6.5%
Air Products and Chemicals, Inc. (1)		8,321	2,580,841
Nutrien Ltd. (1) (2)		17,594	1,414,558
			3,995,399
Commercial Services - 5.6%
H&R Block, Inc.		39,707	1,735,593
S&P Global, Inc. (1)		4,993	1,761,530
			3,497,123
Diversified Financial Services - 12.0%
The Charles Schwab Corp. (1)		35,014	2,890,055
Intercontinental Exchange, Inc. (1) (2)		20,844	2,257,614
Visa, Inc. - Class A (1) (2)		10,491	2,276,547
			7,424,216
Electric - 3.6%
PG&E Corp. (1)		140,932	2,212,632

Entertainment - 3.3%
Vail Resorts, Inc. (1)		8,002	2,060,835

Food - 3.3%
Lancaster Colony Corp. (1)		9,926	2,056,072

Healthcare - Products - 7.4%
Medtronic PLC (1)		23,308	1,842,264
Zimmer Biomet Holdings, Inc. (1) (2)		22,887	2,748,729
			4,590,993
Insurance - 4.0%
Old Republic International Corp. (1)		100,718	2,467,591

Media - 3.0%
Comcast Corp. - Class A (1)		49,920	1,829,069

Mining - 5.7%
Newmont Corp. (1)		43,468	2,063,426
Rio Tinto PLC - ADR (1)(2)		20,963	1,438,900
			3,502,326
Miscellaneous Manufacturers - 3.5%
General Electric Co. (1) (2)		25,482	2,190,688

Oil & Gas - 5.3%
Exxon Mobil Corp. (1)		29,458	3,279,854

Packaging & Containers - 2.9%
Packaging Corp of America (1)		13,077	1,777,033

Pharmaceuticals - 7.8%
AbbVie, Inc. (1)		18,399	2,965,551
Johnson & Johnson (1)		10,426	1,855,828
			4,821,379
Real Estate Investment Trusts (REITs) - 6.3%
AGNC Investment Corp. (1)		97,617	2,007,982
PotlatchDeltic Corp. (1)		39,560	1,890,572
			3,898,554
Retail - 2.0%
Domino’s Pizza, Inc.		3,271	1,271,536

Software - 6.6%
Activision Blizzard, Inc. (1)		25,240	1,866,498
Fidelity National Information Services, Inc. (1)		30,882	2,241,416
			4,107,914
Telecommunications - 3.5%
AT&T, Inc. (1)		111,418	2,148,139

Toys, Games & Hobbies - 2.7%
Hasbro, Inc. (1)		26,698	1,677,168

Water - 2.8%
American Water Works Co., Inc. (1)		11,575	1,756,622

Total Common Stocks
(Cost $69,539,729)			73,470,385

Convertible Preferred Stocks - 2.8%
Real Estate Investment Trusts (REITs) - 2.8%
EPR Properties
5.750% (3)		90,286	1,745,228
Total Convertible Preferred Stocks
(Cost $2,154,906)			1,745,228

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund, Class X, 3.668% (4)		240,203	240,203
Total Short-Term Investments
(Cost $240,203)			240,203

Investments Purchased With Collateral From Securities Lending - 6.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (4)		3,710,827	3,710,827
Total Investments Purchased With Collateral From Securities Lending
(Cost $3,710,827)			3,710,827

Total Investments in Securities
(Cost $75,645,665)			79,166,643
Liabilities in Excess of Other Assets - (27.8%)			(17,240,425)
Total Net Assets - 100%			$61,926,218

ADR	American Depositary Receipt
(1)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(2)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned securities had a value of $3,685,715 or 6.0% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.Due to settlement of open trades, some of the positions on loan are not listed in the portfolio as of November 30, 2022.

(3)	Perpetual maturity.
(4)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.

Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF SECURITIES SOLD SHORT at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks (1) - 28.3%
Auto Manufacturers - 1.4%
Tesla, Inc.	4,307	$838,573

Banks - 1.6%
Silvergate Capital Corp.	7,973	218,699
SVB Financial Group	3,425	793,846
		1,012,545
Computers - 1.6%
Apple, Inc.	6,539	967,968

Diversified Financial Services - 4.6%
American Express Co.	5,774	909,925
BlackRock, Inc.	1,384	990,944
Stifel Financial Corp.	15,014	964,650
		2,865,519
Entertainment - 1.5%
DraftKings, Inc. - Class A	61,381	940,357

Insurance - 1.2%
Trupanion, Inc.	13,718	717,040

Internet - 2.7%
Airbnb, Inc. - Class A	7,624	778,715
DoorDash, Inc. - Class A	15,476	901,477
		1,680,192
Leisure Time - 1.6%
Planet Fitness, Inc. - Class A	12,335	966,571

Real Estate Investment Trusts (REITs) - 2.5%
Equinix, Inc.	1,131	781,125
Prologis, Inc.	6,274	739,014
		1,520,139
Retail - 4.9%
Chipotle Mexican Grill, Inc.	604	982,684
Lululemon Athletica, Inc.	2,805	1,066,770
Ollie’s Bargain Outlet Holdings, Inc.	16,502	1,004,972
		3,054,426
Semiconductors - 3.4%
Broadcom, Inc.	1,857	1,023,263
NVIDIA Corp.	6,575	1,112,687
		2,135,950
Software - 1.3%
Salesforce, Inc.	5,210	834,902

Total Common Stocks
(Proceeds $19,231,103)		17,534,182

Total Securities Sold Short - 28.3%
(Proceeds $19,231,103)		$17,534,182

Percentages are stated as a percent of net assets.

(1) Non-income producing security.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The Leatherback Long/Short Alternative Yield ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of November 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$73,470,385	$–	$–	$73,470,385
Convertible Preferred Stocks (1)	–	1,745,228	–	–	1,745,228
Short-Term Investments	–	240,203	–	–	240,203
Investments Purchased With Collateral From Securities Lending (2)	3,710,827	–	–	–	3,710,827
Total Investments in Securities	$3,710,827	$75,455,816	$–	$–	$79,166,643

Securities Sold Short		Level 1	Level 2	Level 3	Total
Common Stocks (1)		$17,534,182	$–	$–	$17,534,182
Total Securities Sold Short		$17,534,182	$–	$–	$17,534,182

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.